Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of Consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances are eliminated on consolidation.

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long lived assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, impairment of goodwill, share-based compensation and costs related to its customer loyalty program.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted Cash

Restricted cash

Restricted cash represents bank demand deposits collateralized for certain newly established subsidiaries pending capital verification procedure of relevant PRC government authority and deposits used as security against borrowings. The capital verification approval process typically takes between three to six months.

Short-term Investments

Short-term investments

Short-term investments represent held-to-maturity securities and are measured at amortized cost in the consolidated balance sheets. The Group classifies investments with maturities of more than three months and less than 12 months as short-term investments.

Accounts Receivable, Net of Allowance

Accounts receivable, net of allowance

Trade receivables mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Inventories

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables are expensed when used.

Property and Equipment, Net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. The renovations , betterments and interest cost incurred during construction are capitalized. Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statement of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible Assets, Net and Unfavorable Lease

Intangible assets, net and unfavorable lease

Intangible assets consist primarily of brand name, non-compete agreement, franchise agreements and favorable leases acquired in business combinations and purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand name, non-compete agreement, franchise agreements and favorable lease agreements acquired from business combination are recognized and measured at fair value upon acquisition. Non-compete agreement, franchise agreements and favorable lease agreements are amortized over the expected useful life, remaining franchise contract terms and remaining operating lease term. Unfavorable lease agreements from business combination transactions are recognized as other long-term liabilities and are amortized over the remaining operating lease term. Purchased software is stated at cost less accumulated amortization.

Brand name is considered to have an indefinite life. The Group evaluates the brand name each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group measures the impairment by comparing the fair value of brand name with its carrying amount. If the carrying amount of brand name exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Group measured the fair value of the brand name under the relief-from-royalty method. Management performs its annual brand name impairment test on November 30.

Long-term investment

Long-term investment

The Group accounts for the investment in an investee of which the Group owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies of the entity as cost method investment. The Group’s cost-method investment is carried at historical cost in its consolidated financial statements and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value when the impairment is deemed other-than-temporary.

As of December 31, 2012, the Group’s investment in UBOX, a privately-held company, of RMB28,129 was accounted for using the cost method. No event had occurred that indicated that an other than temporary impairment existed and therefore the Group did not record any impairment charges for this cost-method investment during 2012.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group adopted Accounting Standards Update (“ASU”) 2011-08, Intangibles-Goodwill and other (Topic350), since 2012, which gives the Group an option to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.

The Group recognized goodwill impairment of nil, RMB 710 and nil for years ended December 31, 2010, 2011 and 2012, respectively.

Impairment of Long-lived Assets

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. There was no impairment charge recognized during the years ended December 31, 2010 or 2011.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continue underperformance relative to the projected operating results, of which the carrying amount of the property and equipment exceed the future undiscounted net cash flows, and recognized an impairment loss of RMB 5,349 during the year ended December 31, 2012.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Accruals for Customer Loyalty Program

Accruals for customer loyalty program

The Group invites its customers to participate in a customer loyalty program. The membership has an unlimited life. Members enjoy favorable treatment such as more convenient check-out procedures and late check-out, discounts on room rates and accumulate membership points for their paid stays, which can be redeemed for room night awards and other gifts within two years after the points are earned. The estimated incremental costs to provide room night awards and other gifts are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as cost and expense in the accompanying consolidated statements of comprehensive income. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. As of December 31, 2011 and 2012, the accruals for estimated liabilities under the customer loyalty program amounted to RMB7,629 and RMB 12,963, respectively.

Deferred Revenue

Deferred revenue

Deferred revenue generally consists of non-refundable advances received from customers for rental of rooms, cash received for membership fees and initial franchise fees received prior to the Group fulfilling its commitments to the franchisee.

Revenue Recognition

Revenue recognition

Revenue from leased hotels is derived from hotel operations, mainly including the rental of rooms, food and beverage sales and souvenir sales from leased hotels. Revenue is recognized when rooms are occupied and food and beverages and souvenirs are sold.

Revenues from manachised and franchised hotels are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) on-going management and service fees mainly based on a certain percentage of the room revenues of the franchised hotels, and (b) system maintenance, support fees and central reservation system usage fee. The one-time franchise fee is recognized when the manachised and franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation and personnel recruiting and training. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. The system maintenance, support fee and central reservation system usage fee is recognized when services are provided.

In addition, the Group accounts for hotel manager fees related to the manachised hotels under the franchise program as revenues. Pursuant to the franchise agreements, the Group charges the franchisees fixed hotel manager fees to cover the manachised hotel managers’ payroll, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the manachised hotels. The hotel manager fee is recognized as revenue monthly. During the years ended December 31, 2010, 2011 and 2012, the hotel manager fees that were recognized as revenue were RMB30,097, RMB43,021 and RMB72,061, respectively.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. Effective October 1, 2010, the Group prospectively revised the estimated membership duration from three to five years to two to five years to more closely reflect the expected membership retention. The effect of this change in accounting estimate was immaterial for the year ended December 31, 2010. Revenues recognized from the customer loyalty program were RMB22,633, RMB35,623 and RMB51,132 for the years ended December 31, 2010, 2011 and 2012, respectively.

Business Tax and Related Taxes

Business tax and related taxes

The Group is subject to business tax, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Such taxes are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Advertising and Promotional Expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB18,217, RMB28,445 and RMB 30,053 for the years ended December 31, 2010, 2011 and 2012, respectively.

Government Grants

Government grants

Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB4,034, RMB7,491 and RMB 6,723 for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as a reduction of general and administrative expenses in the consolidated statements of comprehensive income.

Leases

Leases

A lease of which substantially all the benefits and risks incidental to ownership remain with lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the initial lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent. As of December 31, 2011 and 2012, deferred rent of RMB8,690 and RMB11,882 were recorded as other current liabilities and RMB329,774 and RMB 470,438 were recorded as long-term liabilities, respectively.

Capitalization of Interest

Capitalization of interest

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. The interest expense incurred for the years ended December 31, 2010, 2011 and 2012 was RMB4,074, RMB882 and RMB859, of which RMB1,392, nil and RMB 37 was capitalized as additions to assets under construction, respectively.

Income Taxes

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Foreign Currency Translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, RMB, which is the functional currency.

Comprehensive Income

Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income and foreign-currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment and accounts receivable.

All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk and the Group’s short-term investment consists of corporate debt security with high credit quality. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair Value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair value of the Group’s financial instruments, including cash, restricted cash, short-term investments, receivables, payables and accruals, approximates their carrying value due to their short-term nature.

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2012:

Description	Year Ended December 31, 2012	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total loss
Property and equipment	4,991	—	—	4,991	5,349

As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB10,340 was not fully recoverable and consequently recorded an impairment charge of RMB5,349 for the year ended December 31, 2012.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are 4% and 15%, respectively.

Warrants

Warrants

The Group records warrants convertible into mezzanine equity securities and ordinary shares as liabilities and adjusts the carrying amount of such liabilities to fair value at each reporting date.

Share-based Compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of RMB13,113, RMB15,483 and RMB20,837, respectively, which was classified as follows:

	At December 31,
	2010	2011	2012
Hotel operating costs	1,555	2,115	2,592
Selling and marketing expenses	778	783	1,031
General and administrative expenses	10,780	12,585	17,214

Total	13,113	15,483	20,837

Earnings Per Share

Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and nonvested restricted stocks.

Prior to the Group’s initial public offering (“IPO”) in March 2010, the Group determined that its Series A convertible preferred shares and Series B convertible redeemable preferred shares were participating securities as each participated in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group used the two-class method of computing earnings per share. Under this method, net income applicable to holders of ordinary shares was allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class could share in income for the period. Losses were not allocated to the participating securities. Diluted earnings per share was computed using the more dilutive of the two-class method or the if-converted method. The preferred shares were converted into ordinary shares upon the completion of the Group’s IPO. The two-class method of computing earnings per share ceased to apply on the conversion date.

Segment Reporting

Segment reporting

The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Recently Issued Accounting Pronouncements

Recently issued accounting pronouncements

On July 27, 2012, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2012-02, which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. ASU 2012-02 is effective for annual and interim impairment tests performed. The Group will be required to adopt ASU 2012-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On January 31, 2013, the FASB issued ASU 2013-01, which clarifies the offsetting disclosure requirements in ASU 2011-11. Under ASU 2013-01, the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815, including bifurcated embedded derivatives. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those years. Retrospective application is required for all comparative periods presented. The Group will be required to adopt ASU 2013-01 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On February 5, 2013, the FASB issued ASU 2013-02, which requires entities to disclose the following additional information about items reclassified out of accumulated other comprehensive income (AOCI): (1) Changes in AOCI balances by component (e.g., unrealized gains or losses on available-for-sale securities or foreign-currency items). Both before-tax and net-of-tax presentations of the information are acceptable as long as an entity presents the income tax benefit or expense attributed to each component of OCI and reclassification adjustments in either the financial statements or the notes to the financial statements. (2)Significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012 and should be applied prospectively. The Group will be required to adopt ASU 2013-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

Translation into United States Dollars

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.2301, on December 31, 2012, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2012, or at any other rate.